Schedule of lease amount recognized in the consolidated balance sheet (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Right-of-use assets	$ 1,008,126	$ 1,296,349
Current	153,185	196,981
Non-current (2 - 5 years)	854,941	1,099,368
Lease liabilities	$ 1,008,126	$ 1,296,349